12. Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit obligation	$ 4,870	$ 4,700	$ 4,566
Fair value of plan assets	0	0
Funded status	(4,870)	(4,700)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amount recognized	(4,870)	(4,700)
Unfunded accrued liability	(4,870)	(4,700)
Intangible assets	0	0
Net amounts recognized	$ (4,870)	$ (4,700)